Certain risks and concentration - Fair value measurements (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Fair value measurement
Short-term investments	$ 17,427
Convertible notes at fair value	(34,837)
Financial assets and liabilities	(17,410)
Level 2
Fair value measurement
Short-term investments	17,427
Financial assets and liabilities	17,427
Level 3
Fair value measurement
Convertible notes at fair value	(34,837)
Financial assets and liabilities	$ (34,837)